Tax (Details) $ in Thousands, $ in Millions			12 Months Ended
	Jan. 31, 2019	Dec. 22, 2017	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Profits tax (in Dollars)				$ 2,000,000
Tax holiday amount (in Dollars)			$ 608		$ 857	$ 672
Hong Kong [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Profit tax rate percentage			8.25%	8.25%
United States [Member] | Maximum [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Corporate income tax rate		35.00%
United States [Member] | Minimum [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Corporate income tax rate		21.00%
Europe [Member] | Maximum [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Accounting standards rate		28.00%
Europe [Member] | Minimum [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Accounting standards rate		16.50%
PRC [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Accounting standards rate		25.00%
Preferential tax rate	20.00%
PRC [Member] | High and New Technology Enterprise [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Preferential tax rate		15.00%
PRC [Member] | Jiangxi Yibo [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Preferential tax rate		15.00%
PRC [Member] | Maximum [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Exemption tax rate	75.00%				87.50%
PRC [Member] | Minimum [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Exemption tax rate	50.00%				75.00%	75.00%